Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VOT
Document Creation Date	dei_DocumentCreationDate	Nov. 12, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 13, 2014
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014
Virtus Premium AlphaSector Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock

Virtus Dynamic AlphaSector® Fund,

Virtus Foreign Opportunities Fund,

Virtus International Small Cap Fund,

Virtus Multi-Sector Intermediate Bond Fund,

Virtus Premium AlphaSector® Fund,

Virtus Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated November 12, 2014 to the Summary and

Statutory Prospectuses dated January 31, 2014

Important Notice to Investors

Effective November 12, 2014, Virtus Dynamic AlphaSector® Fund, Virtus Foreign Opportunities Fund, Virtus International Small-Cap Fund, Virtus Multi-Sector Intermediate Bond Fund, Virtus Premium AlphaSector® Fund and Virtus Real Estate Securities Fund began offering Class R6 Shares, in addition to the share classes already offered by each fund. Accordingly, each fund’s prospectuses are hereby amended to add the following disclosures.

All Funds

The fund and ticker symbol table on the front cover of the statutory prospectus is hereby revised to add a column entitled “Class R6 Shares” and to include the ticker symbol VDARX in the row for Virtus Dynamic AlphaSector Fund, VFOPX in the row for Virtus Foreign Opportunities Fund, VRISX in the row for Virtus International Small-Cap Fund, VMFRX in the row for Virtus Multi-Sector Intermediate Bond Fund, VRPAX in the row for Virtus Premium AlphaSector Fund and VRREX in the row for Virtus Real Estate Securities Fund and leaving blank the new Class R6 column in each of the rows for the other funds named in the table.

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Premium AlphaSector® Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class R6 column as shown below:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	The Example table is hereby revised to add the Class R6 row as shown below:
Virtus Premium AlphaSector Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRPAX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,568
1 Year	rr_ExpenseExampleNoRedemptionYear01	132
3 Years	rr_ExpenseExampleNoRedemptionYear03	412
5 Years	rr_ExpenseExampleNoRedemptionYear05	713
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,568

[1]	Estimated for current fiscal year, as annualized.